Segmented Information	12 Months Ended
Dec. 31, 2019
Segmented Information [Abstract]
Segmented Information
21.	Segmented Information

Accounting Policy:

Operating segments are components of the Company that engage in business activities which generate revenues and incur expenses (including intercompany revenues and expenses related to transactions conducted with other components of the Company). The operations of an operating segment are distinct and the operating results are regularly reviewed by the chief operating decision maker (“CODM”), the Company’s CEO, for the purposes of resource allocation decisions and assessing its performance. Reportable segments are Operating segments whose revenues or profit/loss or total assets exceed ten percent or more of those of the combined entity.

Key measures used by the CODM to assess performance and make resource allocation decisions include revenues, gross profit and net (loss) income. The Company’s operating results are divided into two reportable segments. The two reportable segments are (i) Cannabis; and (ii) Other. The Company primarily operates in the Cannabis segment.

	Cannabis	Other	Total
	$	$	$
For the twelve months ended December 31, 2019
Sales	22,104,537	233,099	22,337,636
Interest revenue	806,829	146,048	952,877
Loss from operations	(22,241,287)	(28,770,438)	(51,011,725)
Net loss and comprehensive loss	(80,712,433)	(31,194,093)	(111,906,526)
Share of income from joint venture	19,591,697	-	19,591,697

For the twelve months ended December 31, 2018
Sales	2,087,299	23,104	2,110,403
Interest revenue	266,389	919,825	1,186,214
Loss from operations	(14,545,511)	(22,798,745)	(37,344,256)
Net loss and comprehensive loss	(8,819,226)	(22,164,182)	(30,983,408)
Share of income from joint venture	5,753,782	-	5,753,782

For the twelve months ended December 31, 2017
Sales	929,464	8,190	937,654
Interest revenue	65	161,453	161,518
Loss from operations	(2,749,660)	(6,347,771)	(9,097,431)
Net loss and comprehensive loss	(2,910,720)	(5,931,104)	(8,841,824)
Share of loss from joint venture	(322,578)	-	(322,578)